SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Amounts and Balances of BGY Education Investment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	$ 453,852		¥ 3,153,852		¥ 3,246,995
Restricted cash	2,519		10,229		18,019
Short-term investments	33,724				241,270
Account receivable	3,009		809		21,528
Amounts due from related parties	1,489		17,960		10,652
Other receivables, deposits and other assets	24,761		52,457		177,150
Inventories	3,667		9,174		26,234
Total current assets	523,021		3,244,481		3,741,848
Property and equipment, net	125,730		460,485		899,510
Land use rights, net	12,329		33,721		88,204
Intangible assets, net	77,157		73,657		552,011
Goodwill	292,143		609,511	¥ 104,035	2,090,078
Long-term investments	3,977		207,364		28,455
Prepayment for construction contract	734		2,983		5,251
Deferred tax assets, net	4,240		18,129		30,333
Deposits for acquisition	47,326		8,854		338,585
Other non-current assets	1,868		7,296		13,362
Total non-current assets	565,504		1,422,000		4,045,789
TOTAL ASSETS	1,088,525		4,666,481		7,787,637
Current liabilities
Accounts payable	13,180		63,602		94,295
Amounts due to related parties	15,381		157,295		110,038
Accrued expenses and other current liabilities	85,974		335,857		615,082
Income tax payable	13,066		53,598		93,479
Current portion of deferred revenue			965,152
Contract liabilities	213,737				1,529,137
Refund liabilities	2,832				20,259
Total current liabilities	351,159		1,625,344		2,512,290
Deferred tax liabilities, net	7,504		17,067		53,689
Other non-current liabilities due to related parties	3,038				21,736
Other non-current liabilities	1,489		12,471		10,654
Total non-current liabilities	306,399		29,538		2,192,079
TOTAL LIABILITIES	657,558		1,654,882		4,704,369
Total revenues	358,247	¥ 2,563,005	1,718,871	1,328,367
Net income	35,330	252,758	248,903	191,809
Net cash provided by operating activities	120,905	864,988	554,216	464,919
Net cash used in investing activities	(315,336)	(2,256,009)	(472,460)	(55,725)
Net cash provided by /(used in) financing activities	206,803	1,479,533	1,092,604	1,161,511
Net increase in cash and cash equivalents, and restricted cash	12,372	88,512	1,174,360	1,570,705
Cash and cash equivalents and restricted cash at beginning of the year	442,263	3,164,081	1,896,662	362,451
Cash and cash equivalents and restricted cash at end of the year	$ 456,371	3,265,014	3,164,081	1,896,662
Accounts receivable, allowance			0		7,772
BGY Education Investment
Current assets
Cash and cash equivalents			891,735		975,513
Restricted cash			10,229		17,670
Short-term investments					19,600
Account receivable			671		802
Amounts due from related parties			10,522		5,479
Other receivables, deposits and other assets			35,643		42,551
Inventories			8,944		25,324
Total current assets			957,744		1,086,939
Property and equipment, net			380,483		538,683
Land use rights, net			33,721		88,204
Intangible assets, net			57,808		143,993
Goodwill			237,544		505,392
Long-term investments					11,401
Prepayment for construction contract			267		380
Deferred tax assets, net			16,799		16,797
Deposits for acquisition					5,137
Other non-current assets			6,249		8,843
Total non-current assets			732,871		1,318,830
TOTAL ASSETS			1,690,615		2,405,769
Current liabilities
Accounts payable			37,271		32,842
Amounts due to related parties			142,068		76,117
Accrued expenses and other current liabilities			289,388		364,734
Income tax payable			23,886		50,968
Current portion of deferred revenue			936,615
Contract liabilities					1,157,774
Refund liabilities					19,132
Total current liabilities			1,429,228		1,701,567
Deferred tax liabilities, net			14,452		35,895
Other non-current liabilities due to related parties					21,736
Other non-current liabilities			7,817		7,621
Total non-current liabilities			22,269		65,252
TOTAL LIABILITIES			1,451,497		1,766,819
Total revenues		2,102,396	1,621,872	1,320,421
Net income		47,898	67,224	34,447
Net cash provided by operating activities		730,145	192,745	466,704
Net cash used in investing activities		(519,082)	(82,407)	(38,909)
Net cash provided by /(used in) financing activities		(119,844)		1,568
Net increase in cash and cash equivalents, and restricted cash		91,219	110,338	429,363
Cash and cash equivalents and restricted cash at beginning of the year		901,964	791,626	362,263
Cash and cash equivalents and restricted cash at end of the year		¥ 993,183	901,964	¥ 791,626
Accounts receivable, allowance			¥ 0		¥ 0